Expense Example {- Fidelity Series Small Cap Core Fund} - NF_04.30 Fidelity Series Small Cap Core Fund PRO-01 - Fidelity Series Small Cap Core Fund - Fidelity Series Small Cap Core Fund	Oct. 20, 2022 USD ($)
Expense Example:
1 year	none
3 years	none